Organization and Basis of Presentation (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017 ft² Property Counterparty	Dec. 31, 2016 Counterparty Segment
Real Estate Properties [Line Items]
Number of limited partnerships in which the company is sole General Partner | Counterparty		2	2
Number of partnerships that purchase and lease back model homes from developers in which the company is the general and limited partner | Counterparty		4	4
Key Provisions of Operating or Partnership Agreement, Description		The Company operates in the following partnerships during the periods covered by these condensed consolidated financial statements: (1)The Company is the sole General Partner in two limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), all with ownership in real estate income producing properties. The Company refers to these entities collectively, as the “NetREIT Partnerships”. In June 2016, the Company purchased the 5.99% outside interest in NetREIT Garden Gateway LP. (2) The Company is the general and limited partner in four partnerships that purchase and lease back Model Homes from developers (“Dubose Model Home Investors #201, LP”, “Dubose Model Homes Investors #202, LP”, “Dubose Model Homes Investors #203, LP” and “NetREIT Dubose Model Home REIT, LP”). The Company refers to these entities collectively, as the “Model Home Partnerships”.The Company has determined that the entities described above, where it owns less than 100%, should be included in the Company’s consolidated financial statements as the Company directs their activities and believes that it controls these limited partnerships through NetREIT, the Parent Company.
Number of limited liability corporation that purchase and leaseback model homes from developers in which the company is a limited partner | Counterparty			1
Number of reportable segments | Segment			3
NetREIT Garden Gateway LP [Member]
Real Estate Properties [Line Items]
Percentage of outside interest purchased by company	5.99%
Office, Industrial Properties And Medical Building [Member]
Real Estate Properties [Line Items]
Number of properties | Property		17
Area of Real Estate Property | ft²		1,467,000
Retail Properties [Member]
Real Estate Properties [Line Items]
Number of properties | Property		4
Area of Real Estate Property | ft²		230,000
Mixed Use Properties [Member]
Real Estate Properties [Line Items]
Number of properties | Property		1
Area of Real Estate Property | ft²		55,000
Residential Properties [Member]
Real Estate Properties [Line Items]
Number of properties | Property		129
Number of limited partnerships in which the company is sole General Partner | Counterparty		4